Summary of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of Stock Options Outstanding, at Beginning of Period	4,101,943	3,139,855
Number of Stock Options, Granted	1,346,947	962,088
Number of Stock Options, Forfeited	328,718
Number of Stock options, Exercised	12,500	0
Number of Stock Options Outstanding, at End of Period	5,107,672	4,101,943
Options Unvested at December 31, 2021	1,382,715
Options Vested and exercisable at December 31, 2021	3,724,957	3,202,354
Weighted Average Fair value Price Per Share, at Beginning of Period	$ 1.43	$ 0.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	5.36	3.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	2.17
Weighted Average Fair Value Price Per Share, Exercised	0.39
Weighted Average Fair value Price Per Share, at Ending of Period	2.30	1.43
Weighted Average Fair Value Unvested at December 31, 2021	5.41
Weighted Average Fair Value Vested and exercisable at December 31, 2021	1.14
Weighted Average Exercise Price Per Share, at Beginning of Period	1.30	0.88
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	5.81	2.69
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	2.06
Weighted Average Exercise Price Per Share, Exercised	0.54
Weighted Average Exercise Price, at End of Period	2.44	$ 1.30
Weighted Average Exercise Price Unvested at December 31, 2021	5.92
Weighted Average Exercise Price Vested and exercisable at December 31, 2021	$ 1.16